Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non-controlling Interest	Change Related to Cash Flow Hedges	Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period at Dec. 31, 2009	$ 1,713,040	$ 25	$ 2,324,227	$ 2,299	$ (617,586)	$ 4,075
Share-based compensation	2,520					2,520
Transactions with Affiliates, net	(30)		(30)
Other comprehensive income (loss)	2,010			2,010
Net income	22,986				22,986
Accumulated other comprehensive income (loss) at end of period at Dec. 31, 2010	1,740,526	25	2,324,197	4,309	(594,600)	6,595
Share-based compensation	1,211					1,211
Transactions with Affiliates, net	(30)		(30)
Other comprehensive income (loss)	(24,103)			(24,103)
Net income	126,859				126,859
Accumulated other comprehensive income (loss) at end of period at Dec. 31, 2011	1,844,463	25	2,324,167	(19,794)	(467,741)	7,806
Share-based compensation	495					495
Transactions with Affiliates, net	2,956		2,956
Other comprehensive income (loss)	(3,905)			(3,905)
Net income	167,503				167,503
Accumulated other comprehensive income (loss) at end of period at Sep. 30, 2012	2,011,512	25	2,327,123	(23,699)	(300,238)	8,301
Accumulated other comprehensive income (loss) at beginning of period at Dec. 31, 2011	1,844,463	25	2,324,167	(19,794)	(467,741)	7,806	(11,377)	(8,417)
Share-based compensation	660					660
Transactions with Affiliates, net	2,930		2,930
Other comprehensive income (loss)	2,175			2,175			3,505	(1,330)
Net income	168,556				168,556
Accumulated other comprehensive income (loss) at end of period at Dec. 31, 2012	2,018,784	25	2,327,097	(17,619)	(299,185)	8,466	(7,872)	(9,747)
Share-based compensation	31,283		31,264			19
Transactions with Affiliates, net	(52)		(52)
Corporate Reorganization			(18,994)			18,994
Proceeds from the issuance of ordinary shares, net	473,017	179	472,838
Proceeds from the exercise of stock options	1,268	1	1,267
Other comprehensive income (loss)	(15,891)			(15,479)		(412)
Net income	66,479				65,622	857
Vesting of Management NCL Corporation Units, net of exchanges			5,733			(5,733)
Accumulated other comprehensive income (loss) at end of period at Sep. 30, 2013	$ 2,574,888	$ 205	$ 2,819,153	$ (33,098)	$ (233,563)	$ 22,191